Expense Example	Feb. 28, 2025 USD ($)
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	1,103
Expense Example, with Redemption, 5 Years	1,541
Expense Example, with Redemption, 10 Years	2,754
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	3,067
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	2,036
Easterly Snow Small Cap Value Fund | Easterly Snow Small Cap Value Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	2,028
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	772
Expense Example, with Redemption, 3 Years	1,184
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	2,827
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,489
Expense Example, with Redemption, 10 Years	3,147
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	184
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,127
Easterly Snow Long/Short Opportunity Fund | Easterly Snow Long/Short Opportunity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	$ 2,107